Equity - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions									2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 21, 2026 USD ($) shares	May 21, 2026 EUR (€) shares	May 30, 2025 $ / shares shares	May 30, 2025 EUR (€) shares	Oct. 13, 2023 USD ($) $ / shares shares	Oct. 13, 2023 EUR (€) shares	Oct. 10, 2023 shares	Oct. 02, 2023 € / shares shares	Jul. 31, 2024 EUR (€)	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 EUR (€) shares	Sep. 30, 2025 EUR (€) shares	Jun. 30, 2025 shares	Sep. 30, 2024 shares	Jul. 03, 2024 $ / shares shares	Jun. 28, 2024 $ / shares shares
Disclosure Of Detailed Information About Equity [line items]
Shares repurchased of ordinary shares													3,927,344
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares					187,825,592	187,825,592		182,721,369		177,887,817	177,887,817	177,887,817	183,906,056	183,906,056	187,829,202
Ordinary Shares, Secondary Offering
Disclosure Of Detailed Information About Equity [line items]
Shares issued			16,100,000
Ordinary share price | $ / shares			$ 52.5													$ 54	$ 54
Ordinary shares at a price | $ / shares			$ 52.5
Number of shares exercised, option to purchase additional shares			2,100,000
Costs incurred | €				€ 1.7					€ 1.9
Accelerated Share Repurchase
Disclosure Of Detailed Information About Equity [line items]
Costs incurred | €										€ 0.2		€ 0.2
Shares repurchased of ordinary shares	6,022,282	6,022,282
Shares repurchased amount of ordinary shares	$ 250.0	€ 215.5									$ 16.1	14.2
Decrease in fair value | €										€ 10.6		€ 10.6
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Shares issued					10,752,688	10,752,688
Initial public offering price | $ / shares					$ 46
Total proceeds from IPO					$ 473.6	€ 450.0
Early repayment of borrowings | €						100.0
Description of no par value ordinary shares								Prior to the IPO, the Company completed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 par value into 182,721,369 no par value ordinary shares.
Ordinary share price | $ / shares			$ 50.93
Par value per share | € / shares								€ 1
Shares repurchased of ordinary shares				3,927,344			5,648,465
Shares repurchased amount of ordinary shares | €													€ 176.4
MidCo | Ordinary Shares, Secondary Offering
Disclosure Of Detailed Information About Equity [line items]
Shares issued			14,000,000													16,100,000	16,100,000
Initial Public Offering
Disclosure Of Detailed Information About Equity [line items]
Underwriting commission fees | €						19.8
Deferred offering costs | €						3.0
USD Term Loan | Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Early repayment of borrowings					$ 450.0	€ 423.8